UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 277 Park Avenue
         48th Floor
         New York, NY  10172

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dennis Crilly
Title:     General Counsel and Chief Compliance Officer
Phone:     212-328-7914

Signature, Place, and Date of Signing:

     /s/ Dennis Crilly     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $218,663 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CUMMINS INC                    COM              231021106     6363   250000 SH  CALL SOLE                   250000        0        0
GRACE W R & CO DEL NEW         COM              38388F108     1035   163783 SH       SOLE                   163783        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     4882   140000 SH       SOLE                   140000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     1465    50000 SH  CALL SOLE                    50000        0        0
SPDR TR                        UNIT SER 1       78462F103   198800  2500000 SH  PUT  SOLE                  2500000        0        0
SPDR TR                        UNIT SER 1       78462F103     4766    60000 SH       SOLE                    60000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     1352  1365200 SH       SOLE                  1365200        0        0